Average Annual Total Returns (Real Estate Securities Trust)	12 Months Ended
May 01, 2011
MSCI U.S. REIT Index
Average Annual Return:
One Year	28.48%
Five Year	2.99%
Ten Year	10.57%
Series I, Real Estate Securities Trust
Average Annual Return:
One Year	29.19%
Five Year	3.49%
Ten Year	9.95%
Date of Inception	Apr. 30, 1987
Series II, Real Estate Securities Trust
Average Annual Return:
One Year	28.87%
Five Year	3.29%
Ten Year	9.77%
Date of Inception	Jan. 28, 2002
Series NAV, Real Estate Securities Trust
Average Annual Return:
One Year	29.20%
Five Year	3.54%
Ten Year	9.98%
Date of Inception	Feb. 28, 2005